Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash used in operating activities
Loss for the year	$ (230,026)	$ (246,290)	$ (116,484)
Adjustments for non-monetary items:
Share-based compensation expense	60,480	37,585	1,117
Depreciation of property, plant and equipment	920	774	552
Depreciation of right-of-use assets	1,581	1,151	1,064
Gain from reversal of inventory impairment charges	(8,100)	0	0
Amortization and impairment of intangible assets	129	263	30
Share of results in joint venture	6,672	(24,368)	0
Convertible loans, derivatives, (decrease) increase in fair value	(34,893)	45,411	0
Deferred income taxes	(26,049)	0	0
Change in defined benefit pension liabilities	(365)	276	(53)
Financial income	(66)	(832)	(1,696)
Financial expense	18,117	4,820	15
Exchange differences	(185)	476	128
Income taxes	4,570	327	582
Operating loss before working capital changes	(207,215)	(180,407)	(114,745)
(Increase) decrease in accounts receivable, net	(30,218)	0	192
Adjustments for decrease (increase) in inventories	(3,022)	0	0
Increase in other current assets	(6,356)	(4,505)	(3,841)
Decrease in contract liability (short and long term)	0	0	(2,340)
Increase (decrease) in trade accounts payable	6,798	1,921	(3,425)
Increase in other liabilities and other payables	12,518	14,946	1,720
Cash used in operating activities	(233,378)	(168,729)	(121,581)
Interest received	56	797	1,164
Interest paid	(5,280)	(1,557)	(157)
Interest expense on lease liabilities	225	105	141
Payments made under royalty financing transaction	(213)	0	0
Tax paid	(671)	(29)	(290)
Cash used in operating activities	(227,495)	(168,045)	(122,439)
Cash used in investing activities
Payment for purchases of property, plant and equipment	(3,430)	(801)	(358)
Payment for purchases of intangible assets	(2,946)	(2,008)	(1,790)
Payment for deposits	(297)	(19)	(100)
Net cash used in investing activities	(6,673)	(2,828)	(2,248)
Cash from financing activities
Proceeds from capital contributions, net of transaction costs	0	0	101,614
Proceeds from public offering of common shares, net of transaction costs	0	433,158	0
Proceeds from convertible loans, net of transaction costs	49,591	62,898	0
Proceeds from deferred royalty transaction, net of transaction costs	218,002	0	0
Acquisition of treasury shares	0	0	(141)
Sale of treasury shares	0	0	41
Proceeds from the exercise of stock options	778	54	0
Principal portion of lease obligations payments	(977)	(1,144)	(1,002)
Net cash from financing activities	267,394	494,966	100,512
Net increase (decrease) in cash and cash equivalents	27,343	323,409	(23,317)
Exchange gains / (losses) on cash and cash equivalents	6	235	61
Cash and cash equivalents at beginning of year	439,195	115,551	138,807
Cash and cash equivalents at end of year	466,544	439,195	115,551
Supplemental Non-Cash Investing Information
Capital expenditures and intangible asset acquisitions recorded in Accounts payable and Other current liabilities	$ 593	$ 220	$ 0